Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value
	Level 1	Level 2	Level 3	Total
September 30, 2021:
Warrants	—	—	$168,016	$168,016
December 31, 2020:
Warrants	—	—	$101,325	$101,325

	Level 1	Level 2	Level 3	Total
	(in thousands)
December 31, 2020
Warrants	—	—	$101,325	$101,325

December 31, 2019
Warrants	—	—	$3,531	$3,531

Schedule of fair value warrants estimated using the Black-Scholes option-pricing model
	September 30, 2021	December 31, 2020
Discount for lack of marketability	14.0% – 37.0%	10.0%
Equity value	$727,808,000 – $736,000,000	$525,034,000
Expected volatility	45.5% – 62.2%	59.50%
Dividend rate	—	—
Expected term (in years)	0.58 – 2.50	3.00
Risk-free interest rate	0.04% – 0.5%	0.17%

	December 31, 2020	December 31, 2019
OPM Inputs/Assumptions	Values	Values
Equity Value	$525,034,000	20,369,000
Holding Period/Term (years)	3.00	5.00
Volatility	59.50%	51.00%
Risk-Free Rate	0.17%	1.67%
Discount for Lack of Marketability	10.0%	9.5%

Schedule of beginning and ending balances for the liabilities measured at fair value
Warrants:	(in thousands)
Balance as of December 31, 2020	$101,325
Vesting of Vendor Warrants	5,504
Fair value adjustment for Vendor Warrants	(11,930)
Fair value adjustment for Financing Warrants	73,117
Balance as of September 30, 2021	$168,016

Warrants:	(in thousands)
Balance as of January 1, 2020	$3,531
Issuance of warrants in connection with Fortress Financing Agreement	190
Fair value adjustment of outstanding warrants	97,604
Balance as of December 31, 2020	$101,325